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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2006
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Marshfield Associates
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Address: 21 Dupont Circle, NW
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         Suite 500
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         Washington, DC 20036
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Form 13F File Number:  28-03998
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Julie Stapel
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Title: General Counsel
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Phone: (202) 828-6200
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Signature, Place, and Date of Signing:

/s/ Julie Stapel           Washington, DC                August 14, 2006
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[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                                                        Marshfield Associates
                                                              30-Jun-06
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                     COLUMN 8
COLUMN 1                      COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7     VOTING AUTHORITY
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NAME OF                       TITLE OF                VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER
 ISSUER                        CLASS       CUSIP     [x$1000]   PRN AMT   PRN   CALL   DISCRETION  MANAGERS   SOLE    SHARED    NONE
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
American Express Company        COM      025816109       6972    131000    SH          Sole                  131000
Apollo Group Inc Cl A           COM      037604105      47246    914386    SH          Sole                  914386
Berkshire Hathaway Class A      COM      084670108      25023       273    SH          Sole                     273
Berkshire Hathaway Class B      COM      084670207      36642     12041    SH          Sole                   12041
Citigroup                       COM      172967101     100472   2082327    SH          Sole                 2082327
Coca-Cola Company               COM      191216100       2296     53370    SH          Sole                   53370
Fairfax Financial Hldgs LTD     COM      303901102       4576     48154    SH          Sole                   48154
Fannie Mae                      COM      313586109       1912     39752    SH          Sole                   39752
First Data Corp                 COM      319963104        334      7416    SH          Sole                    7416
Freddie Mac                     COM      313400301       9834    172490    SH          Sole                  172490
General Electric Company        COM      369604103        599     18169    SH          Sole                   18169
HCA Inc.                        COM      404119109        293      6800    SH          Sole                    6800
HomeFed Corp                    COM      43739D307       1974     28925    SH          Sole                   28925
Johnson & Johnson               COM      478160104       9738    162521    SH          Sole                  162521
Leucadia National Corporation   COM      527288104      44855   1536655    SH          Sole                 1536655
Lindt & Sprungli AG Part Cert   COM                       286       145    SH          Sole                     145
MDC Holdings                    COM      552676108      44138    849960    SH          Sole                  849960
Marsh & McLennan                COM      571748102      50571   1880650    SH          Sole                 1880650
Martin Marietta Materials       COM      573284106      67186    737092    SH          Sole                  737092
Merrill Lynch & Co., Inc.       COM      590188108       3029     43540    SH          Sole                   43540
Microsoft Corporation           COM      594918104        378     16244    SH          Sole                   16244
Mohawk Industries               COM      608190104      95867   1362710    SH          Sole                 1362710
Montpelier Re Holdings Ltd      COM      G62185106      17101    989055    SH          Sole                  989055
Nestle ADR (Regular Shares)     COM      641069406       1037     13315    SH          Sole                   13315
Nestle SA Cham et Vevey (Regis  COM      H57312466        229       730    SH          Sole                     730
Nike Inc Cl B                   COM      654106103        262      3240    SH          Sole                    3240
Odyssey Re Holdings             COM      67612W108     111119   4217052    SH          Sole                 4217052
Old Republic Int'l Corp         COM                      1041     48721    SH          Sole                   48721
PepsiCo, Inc.                   COM      713448108        210      3500    SH          Sole                    3500
Pfizer Inc.                     COM      717081103       6647    283195    SH          Sole                  283195
Pitney Bowes Inc                COM      724479100       1119     27100    SH          Sole                   27100
Sealed AirCorp                  COM      81211K100      16649    319679    SH          Sole                  319679
State Street Corp               COM      857477103        639     11000    SH          Sole                   11000
Student Loan Corp               COM      863902102        425      2106    SH          Sole                    2106
Vulcan Materials Co             COM      929160109        213      2735    SH          Sole                    2735
Wal-Mart Stores, Inc.           COM      931142103      86336   1792313    SH          Sole                 1792313
Washington Post Co Cl B         COM      939640108       3300      4231    SH          Sole                    4231
Wells Fargo & Company           COM      949746101      59728    890398    SH          Sole                  890398
White Mountains Insurance Grou  COM      G9618E107     116961    240167    SH          Sole                  240167
YUM! Brands Inc                 COM      988498101     102906   2047073    SH          Sole                 2047073
REPORT SUMMARY                  40 DATA RECORDS       1080146               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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